UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Income Trust

February 28, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,976,214
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,899,862

		$4,876,076

Cogeneration — 1.4%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,150	$1,150,034

		$1,150,034

Education — 28.8%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$775	$905,541
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	150	174,219
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	80	91,650
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	50	56,680
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,731,499
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	325	376,938
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	585,505
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,164,190
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	844,603
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	591,559
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,309,100
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,171,570
New York Dormitory Authority, (New York University), 5.00%, 7/1/39	1,745	2,005,389
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,835,045
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,813,600
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	379,561
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	469,352
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,869,704
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,284,020
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	307,432
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	811,242

		$23,778,399

Electric Utilities — 5.7%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,732,584
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	1,310	1,340,733
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	1,645	1,662,207

		$4,735,524

General Obligations — 7.6%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$284,000

Security	Principal Amount (000’s omitted)	Value
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	$325	$152,246
New York, 5.00%, 2/15/34(1)	4,000	4,625,800
New York City, 6.25%, 10/15/28	1,000	1,246,100

		$6,308,146

Health Care-Miscellaneous — 1.5%
New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,090	$1,090,153
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	50	50,855
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	100	101,710

		$1,242,718

Hospital — 21.4%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$155,333
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,122,077
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	975	977,145
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,669,230
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,099,770
New York Dormitory Authority, (Memorial-Sloan Kettering Cancer Center), 4.375%, 7/1/34	500	546,930
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,041,820
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,140,420
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	893,841
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/36	750	796,005
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,250	1,368,450
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	463,202
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	924,161
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,085	1,087,300
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	255	262,270
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	700,460
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,435,725

		$17,684,139

Housing — 14.8%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,540,455
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,748,380
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,076,240
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,776,095
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,562,550
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,530	1,581,913
New York Mortgage Agency, (AMT), 5.125%, 10/1/37	875	910,709

		$12,196,342

Industrial Development Revenue — 7.9%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,149,390
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	1,195,580
Niagara Area Development Corp., (Covanta Energy), 5.25%, 11/1/42	1,350	1,416,528
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,500	2,506,175

Security	Principal Amount (000’s omitted)	Value
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	$280	$286,994

		$6,554,667

Insured-Education — 6.5%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,553,888
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,648,935
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,207,268

		$5,410,091

Insured-Electric Utilities — 2.0%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,644,402

		$1,644,402

Insured-Other Revenue — 3.7%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,316,284
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,714,190

		$3,030,474

Insured-Special Tax Revenue — 1.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$2,620	$725,059
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,475	403,994

		$1,129,053

Insured-Transportation — 1.8%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$1,475	$1,491,638

		$1,491,638

Insured-Water and Sewer — 1.3%
Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$1,063,990

		$1,063,990

Other Revenue — 8.3%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,419,694
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	456,509
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,415	1,659,342
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,165,730
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,165,540

		$6,866,815

Senior Living/Life Care — 4.1%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,451,319
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	307,614
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	128,987
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	1,008,351
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	230,782
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	231,472

		$3,358,525

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 18.6%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,700,145
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	2,100	2,515,527
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,158,690
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,173,350
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	7,129,740
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	900	1,022,364
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	641,073

		$15,340,889

Transportation — 11.0%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$869,450
New York Bridge Authority, 5.00%, 1/1/26	270	328,620
New York Thruway Authority, 5.00%, 1/1/37	1,200	1,359,708
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,900	2,134,460
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,160,577
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,250,215

		$9,103,030

Water and Sewer — 5.8%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	$3,105	$3,709,637
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,082,310

		$4,791,947

Total Tax-Exempt Investments — 159.5% (identified cost $117,478,450)		$131,756,899

Miscellaneous — 1.0%

Security	Units	Value
Real Estate — 1.0%
CMS Liquidating Trust(3)(4)(5)	257	$822,400

Total Miscellaneous — 1.0% (identified cost $822,400)		$822,400

Total Investments — 160.5% (identified cost $118,300,850)		$132,579,299

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.8)%		$(33,726,160)

Other Assets, Less Liabilities — (19.7)%		$(16,272,035)

Net Assets Applicable to Common Shares — 100.0%		$82,581,104

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 10.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 3.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,580,164.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2013, the aggregate value of these securities is $822,400 or 1.0% of the Trust’s net assets applicable to common shares.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

A summary of open financial instruments at February 28, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	43 U.S. 30-Year Treasury Bond	Short	$(6,181,612)	$(6,182,594)	$(982)

At February 28, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $982.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$99,745,272

Gross unrealized appreciation	$13,837,563
Gross unrealized depreciation	(318,536)

Net unrealized appreciation	$13,519,027

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$131,756,899	$—	$131,756,899
Miscellaneous	—	—	822,400	822,400
Total Investments	$—	$131,756,899	$822,400	$132,579,299

Liability Description
Futures Contracts	$(982)	$—	$—	$(982)
Total	$(982)	$—	$—	$(982)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2013 is not presented.

At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 24, 2013